Acquisitions - Schedule of Assumptions to Determine Fair value of the Oil and Natural Gas (Details)	Aug. 31, 2017
Reserve risk factor | Minimum
Business Acquisition [Line Items]
Acquisition, measurement input	0.35
Reserve risk factor | Maximum
Business Acquisition [Line Items]
Acquisition, measurement input	1
Possible reserves | Reserve risk factor
Business Acquisition [Line Items]
Acquisition, measurement input	0.35
Probable reserve | Reserve risk factor
Business Acquisition [Line Items]
Acquisition, measurement input	0.75
Proved undeveloped reserves | Reserve risk factor
Business Acquisition [Line Items]
Acquisition, measurement input	0.90
Linn Acquisition | Discount rate
Business Acquisition [Line Items]
Acquisition, measurement input	0.0950
Linn Acquisition | Price escalation
Business Acquisition [Line Items]
Acquisition, measurement input	0.0200
Linn Acquisition | Oil price | Oil price
Business Acquisition [Line Items]
Acquisition, measurement input description	three years NYMEX WTI forward curve
Linn Acquisition | Natural gas price
Business Acquisition [Line Items]
Acquisition, measurement input description	three years NYMEX Henry Hub forward curve
Linn Acquisition | NGL price
Business Acquisition [Line Items]
Acquisition, measurement input description	39% of oil price
Linn Acquisition | NGL price | Oil price
Business Acquisition [Line Items]
Acquisition, measurement input	0.39